Commitments and Contingencies - Schedule of Future Minimum Lease Payments Required by All Capital and Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 768
2014	740
2015	538
2016	538
2017	538
Thereafter	1,493
Total	4,615
Plus balloon payment (financing leases)
Less amount representing interest	(1,260)
Net present value of capital and financing lease obligations	3,355
Less current portion	(495)
Total long-term	2,860
2013	12,124
2014	12,325
2015	12,390
2016	12,549
2017	12,361
Thereafter	82,148
Total	143,897
Plus balloon payment (financing leases)	53,009
Less amount representing interest	(92,622)
Net present value of capital and financing lease obligations	104,284
Less current portion	(2,884)
Total long-term	$ 101,400